Deferred compensation plans - Activity relating to SAR Plan B awards (Detail) - SAR Plan B [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Outstanding
Outstanding (number of shares), Beginning	74,331,600
Outstanding (number of shares), Granted	17,840,700
Outstanding (number of shares), Exercised	(32,528,200)
Outstanding (number of shares), Forfeited	(1,405,100)
Outstanding (number of shares), Expired	(301,400)
Outstanding (number of shares), Ending	57,937,600	74,331,600
Outstanding (number of shares), Exercisable, Ending	23,793,300
Weighted-Average grant date fair value per share
Weighted-average grant date fair value per share, Beginning	¥ 486
Weighted-average grant date fair value per share, Granted	588
Weighted-average grant date fair value per share, Exercised	482
Weighted-average grant date fair value per share, Forfeited	527
Weighted-average grant date fair value per share, Expired	654
Weighted-average grant date fair value per share, Ending	518	¥ 486
Weighted-average grant date fair value per share, Exercisable, Ending	¥ 505
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	4 years 8 months	4 years 10 months
Weighted-average remaining life until expiry (years), Exercisable	3 years